Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Summary of Property and Equipment Net, Expected Useful Lives

Property and equipment, net are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Property and equipment, net consists of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Buildings	86,801,082	191,222,937	27,812,223
Leasehold improvements	224,431,821	254,720,926	37,047,622
Furniture, fixtures and equipment	32,283,771	40,771,896	5,930,026
Motor vehicles	1,693,006	2,486,375	361,628
Total	345,209,680	489,202,134	71,151,499
Less: Accumulated depreciation	(248,540,429)	(265,449,689)	(38,608,055)
Impairment	–	(5,008,677)	(728,482)
	96,669,251	218,743,768	31,814,962
Construction in progress	–	3,645,805	530,260
Property and equipment, net	96,669,251	222,389,573	32,345,222

Schedule of Depreciation Expense

Depreciation expense was RMB34,045,260, RMB24,076,465 and RMB23,919,015 (USD3,478,876) for the years ended December 31, 2016, 2017 and 2018, respectively, and were included in the following captions:

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Hotel operating costs	33,213,969	22,978,585	21,313,405	3,099,906
General and administrative costs	831,291	1,097,880	2,605,610	378,970
Total	34,045,260	24,076,465	23,919,015	3,478,876